DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
DERIVATIVE INSTRUMENTS [Abstract]
Schedule of Notional and Fair Value Amounts of Outstanding Derivative Instruments

	Notional amount		Fair value
	December 31,		December 31,
	2013	2012	2013	2012
Level 2:
Option contracts to hedge payroll expenses	$69,700	$88,050	$1,722	$2,795
Forward contracts to hedge Israeli Treasury Bills	-	107,408	-	(4,107)

	$69,700	$195,458	$1,722	$(1,312)

Schedule of Fair Value of Derivative Instruments by Balance Sheet Location
The fair value of the Company's outstanding derivative instruments at December 31, 2013 and 2012 is summarized below:

		Fair value of derivative instruments
		December 31,
	Balance sheet location	2013	2012
Derivative assets:
Foreign exchange option contracts		$1,722	$2,795

Derivative liabilities:
Foreign exchange forward contracts		$-	$(4,107)

Derivative assets	Other receivables and prepaid expenses	$1,722	$2,795
Derivative liabilities	Accrued expenses and other liabilities	$-	$(4,107

Schedule of Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income
The effect of derivative instruments in cash flow hedging relationship on income and other comprehensive income for the years ended December 31, 2013, 2012 and 2011 is summarized below:

	Amount of gain (loss) recognized in OCI on derivative (effective portion)
	Year ended December 31,
	2013	2012	2011
Derivatives in cash flow hedging relationship:
Foreign exchange option contracts	$(5,296)	$(2,773)	$2,929
Foreign exchange forward contracts	4,311	(11,072)	10,537

	$(985)	$(13,845)	$13,466

	Statements	Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)
	of income	Year ended December 31,
	line item	2013	2012	2011
Derivative in cash flow hedging relationship:
Foreign exchange option contracts	Cost of revenues and operating expenses	(6,491)	$2,667	$(1,930)
Foreign exchange forward contracts	Financial income	4,310	(10,551)	9,901

		$(2,181)	$(7,884)	$7,971